UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06110

Name of Fund:	Western Asset Funds, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman Western Asset Funds, Inc 100 Light Street, 32nd Floor Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
03/31/2007

Date of reporting period:
07/01/2005 – 06/30/2006

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Absolute Return Portfolio, Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation-Indexed Plus Bond Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio, and Western Asset Enhanced Equity Portfolio held no voting securities during the period covered by this report. No records are attached.

The Proxy Voting Record for Western Asset High Yield Portfolio is attached.

Western Asset High Yield Portfolio

Company	Ticker	Cusip	Meeting Date	Agenda Item	Proponent	Mgmt Rec	Vote Cast	For/Against Management
Washington Group International	WNG	938862208	5/18/2007

A vote for election of the following nominees 1) John R. Alm 2) David H. Batchelder 3) Michael R. D’Appolonia 4) C. Scott Greer 5) Gail E. Hamilton 6) Stephen G. Hanks 7) William H. Mallender 8) Michael P. Monaco 9)Cordell Reed 10) Dennis R. Washington 11) Dennis K. Williams

					MGMT	FOR	FOR	FOR
Washington Group International	WNG	938862208	5/18/2007	Proposal to ratify the audit review committee’s appointment of Deloitte & Touche LLP as independent auditor.	MGMT	FOR	FOR	FOR
Washington Group International	WNG	938862208	5/18/2007	Proposal to approve an amendment to the certificate of incorporation to allow for election of directors by majority vote.	MGMT	FOR	FOR	FOR
Washington Group International	WNG	938862208	5/18/2007	Stockholder proposal to request that the board of directors take steps necessary to provide for cumulative voting in the election of directors.	SHARHOLD	AGAINST	AGAINST	FOR

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken

R. Jay Gerken,
President of Western Asset Funds, Inc.

Date:	August 23, 2007